FINANCIAL INSTRUMENTS AND RISKS (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities balance	R$ 33,744.3
Financial liabilities balance	32,996.1
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities balance	1,484.7
Settlement of contingent consideration	(285.4)
Total gains and losses during the period	(45.1)
Losses/(gains) recognized in net income	127.6
Losses/(gains) recognized in equity	(172.7)
Financial liabilities balance	R$ 1,154.2